Net cash and cash equivalents (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Current bank accounts	SFr 334.3	SFr 500.9
Digital wallets	10.0	10.9
Fixed deposits	502.3	412.5
Cash and cash equivalents	846.6	924.3
Restricted cash and cash equivalents	SFr 0.9	SFr 0.6